Fair Value (Tables)	6 Months Ended
Jun. 30, 2023
Fair Value
Schedule of derivative financial liabilities and assets

	Carrying value		Fair value
	As at	As at	As at	As at
	June 30,	December 31,	June 30,	December 31,
(in EUR 000)	2023	2022	2023	2022
Financial Assets
Other long-term receivables (level 3)	165	173	165	173
Trade and other receivables (level 3)	4,082	3,237	4,082	3,237
Foreign currency forwards (level 2)	—	1	—	1
Other current assets (level 3)	1,576	1,284	1,576	1,284
Cash and cash equivalents (level 1)	16,604	17,888	16,604	17,888
Financial assets (level 1)	67,919	76,968	67,919	76,968

	Carrying value		Fair value
	As at	As at	As at	As at
	June 30,	December 31,	June 30,	December 31,
(in EUR 000)	2023	2022	2023	2022
Financial liabilities
Financial debt (level 3)	105	146	99	138
Foreign currency option (level 2)	427	10	427	10
Recoverable cash advances (level 3)	8,887	8,431	8,887	8,431
Trade and other payables (level 1 and 3)	9,024	10,142	9,024	10,142